Expenses by Nature (Tables)	9 Months Ended
Sep. 30, 2025
Expenses by Nature [Abstract]
Schedule of Expenses by Nature

Expenses by nature are disclosed as follows:

	Nine-month period ended September 30,		Three-month period ended September 30,
	2025	2024	2025	2024
Cost of sales
Cost of inventories, raw materials and production inputs	(46,716,115)	(40,962,307)	(16,879,276)	(14,065,067)
Salaries and benefits	(6,480,401)	(6,187,989)	(2,225,800)	(2,100,973)
Depreciation and amortization	(1,495,117)	(1,447,022)	(519,461)	(480,079)
	(54,691,633)	(48,597,318)	(19,624,537)	(16,646,119)
Selling
Freight and selling expenses	(2,827,525)	(2,686,014)	(968,208)	(843,173)
Salaries and benefits	(421,103)	(415,795)	(145,822)	(254,592)
Depreciation and amortization	(58,228)	(46,127)	(21,080)	(18,412)
Advertising and marketing	(264,817)	(231,120)	(87,251)	(78,726)
Net impairment losses (recovery)	(14,268)	(6,929)	(8,378)	(2,684)
Commissions	(64,721)	(52,840)	(25,280)	(19,969)
	(3,650,662)	(3,438,825)	(1,256,019)	(1,217,556)
General and administrative
Salaries and benefits	(818,550)	(898,891)	(280,237)	(285,377)
Fees, services held and general expenses	(487,044)	(574,055)	(176,116)	(153,566)
Depreciation and amortization	(131,512)	(140,471)	(43,478)	(44,351)
DOJ and Antitrust agreements	(143,720)	(80,977)	(10,082)	(700)
Donations and social programs (1)	(11,621)	(18,171)	(3,824)	(3,591)
	(1,592,447)	(1,712,565)	(513,737)	(487,585)

(1)	Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Group to support actions for social transformation where the indirect subsidiary JBS S.A. is present and donations to Fundo JBS pela Amazônia.

Schedule of Summary of PPC’s Estimates of Timelines and Costs

The following table provides a summary of PPC’s estimates of timelines and costs associated with these restructuring initiatives by major type of cost:

	Pilgrim’s Food Masters	Pilgrim’s Europe Central	Total

Earliest implementation date	April 2024	January 2024
Expected predominant completion date	March 2025	June 2025

Costs incurred and expected to be incurred:

Employee-related costs	19,537	50,963	70,500
Asset impairment costs	10,903	1,847	12,750
Contract termination costs	845	1,588	2,433
Other exit and disposal costs (1)	8,657	5,234	13,891
Total exit and disposal costs	39,942	59,632	99,574

Costs incurred since earliest implementation date:

Employee-related costs	19,537	45,806	65,343
Asset impairment costs	10,903	1,847	12,750
Contract termination costs	845	1,588	2,433
Other exit and disposal costs (1)	8,657	5,234	13,891
Total exit and disposal costs	39,942	54,475	94,417

(1)	Comprised of other costs directly related to the restructuring initiatives, including maintenance costs and Pilgrim’s Food Masters consulting fees.

Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative

During the nine-month periods ended September 30, 2025 and 2024, PPC recognized the following expenses and paid the following cash related to each restructuring initiative:

	Nine-month period ended September 30, 2025
	Provisions	Expenses	Cash Outlays

Pilgrim’s Food Masters	1,578	(793)	4,668
Pilgrims Europe Central	5,497	21,782	18,919
Previous programs substantially completed	—	901	467
Total	7,075	21,890	24,054
	Nine-month period ended September 30, 2024
	Provisions	Expenses	Cash Outlays

Pilgrim’s Food Masters	14,980	34,774	14,452
Pilgrims Europe Central	2,571	27,965	23,585
Previous programs substantially completed	4,351	19,331	3,181
Total	21,902	82,070	41,218

Schedule of Net in the Consolidated Statements of Financial Position	The ending reserve balance for asset impairments is reported in property, plant and equipment, net in the Consolidated Statements of financial position.
	Liability reserve as of December 31, 2024	Restructuring charges incurred	Cash payments and disposals	Currency translation	Liability reserve as of September 30, 2025

Severance	4,443	17,794	(19,782)	896	3,351
Contract termination	1,513	1,789	(3,095)	217	424
Asset impairment	91	84	(180)	5	—
Other	4,930	2,223	(2,889)	262	4,526
Total	10,977	21,890	(25,946)	1,380	8,301

	Liability reserve as of December 31, 2023	Restructuring charges incurred	Cash payments and disposals	Currency translation	Liability reserve as of September 30, 2024

Severance	3,651	41,565	(32,185)	573	13,604
Contract termination	1,597	2,028	(3,096)	23	552
Asset impairment	359	26,846	(27,200)	(5)	—
Other	4,631	11,631	(8,809)	293	7,746
Total	10,238	82,070	(71,290)	884	21,902